LOANS PAYABLE (Detail Narrative) - CAD ($)	Nov. 30, 2020	Nov. 30, 2019
Loans Payable [Line Items]
Accounts payable and accrued liabilities	$ 1,284,452	$ 4,367,381
Related Party [Member]
Loans Payable [Line Items]
Percentage of interest rate	8.00%
Accounts payable and accrued liabilities		39,747
Third Party [Member]
Loans Payable [Line Items]
Percentage of interest rate	14.40%
Accounts payable and accrued liabilities		2,192
Credit Facility [Member]
Loans Payable [Line Items]
Percentage of interest rate	14.40%
Accounts payable and accrued liabilities	$ 7,062	$ 289,282